Carrying Amount of Goodwill (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)
Goodwill [Line Items]
Begining	₨ 74,937.9	$ 899.3	₨ 74,937.9	$ 899.3
Goodwill on acquisition during the year	1,628,148.5	19,536.2
Less: Goodwill Derecognised on disposal during the year	73,576.1	882.9
Ending	1,629,510.3	$ 19,552.6	74,937.9	$ 899.3
Retail Banking [Member]
Goodwill [Line Items]
Begining	74,937.9		74,937.9
Goodwill on acquisition during the year	368,079.6
Less: Goodwill Derecognised on disposal during the year	0.0
Ending	443,017.5		74,937.9
Wholesale Banking [Member]
Goodwill [Line Items]
Begining	0.0		0.0
Goodwill on acquisition during the year	71,617.3
Less: Goodwill Derecognised on disposal during the year	0.0
Ending	71,617.3		0.0
Treasury Services [Member]
Goodwill [Line Items]
Begining	0.0		0.0
Goodwill on acquisition during the year	0.0
Less: Goodwill Derecognised on disposal during the year	0.0
Ending	0.0		0.0
Insurance Services [Member]
Goodwill [Line Items]
Begining	0.0		0.0
Goodwill on acquisition during the year	959,080.0
Less: Goodwill Derecognised on disposal during the year	0.0
Ending	959,080.0		0.0
Other Segments [Member]
Goodwill [Line Items]
Begining	0.0		0.0
Goodwill on acquisition during the year	229,371.6
Less: Goodwill Derecognised on disposal during the year	73,576.1
Ending	₨ 155,795.5		₨ 0.0